Investment Strategy	Sep. 19, 2025
NYLI Candriam International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances.
NYLI Candriam U.S. Large Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances.
NYLI Candriam U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances.